Equity (Share-based Payments to Employees, Non-marketable Options, Number of Options Vested) (Details) $ in Millions		Dec. 31, 2023 USD ($) ₪ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) ₪ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) ₪ / shares	Dec. 31, 2021 USD ($) $ / shares
Equity [abstract]
Number of options exercisable (In Millions)	[1]	7	7	5	5	4	4
Weighted average exercise price | (per share)	[1]	₪ 22.57	$ 6.22	₪ 15.67	$ 4.45	₪ 14.29	$ 4.59

[1]	The share price as of December 31, 2022, is NIS 25.45 and $7.23.